Document and Entity Information Document	Feb. 13, 2025
Cover [Abstract]
Local Phone Number	948-3200
Document Type	8-K
Entity Registrant Name	VERISIGN INC/CA
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 Par Value Per Share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Address, Address Line One	12061 Bluemont Way,
Entity File Number	000-23593
Entity Tax Identification Number	94-3221585
Entity Address, City or Town	Reston,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
Trading Symbol	VRSN
Entity Central Index Key	0001014473
Amendment Flag	false
Security Exchange Name	NASDAQ
Document Period End Date	Feb. 13, 2025
Entity Incorporation, State or Country Code	DE
City Area Code	703